Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class AAA
C000002895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class C
Average Annual Return, Percent	16.82%	10.95%	15.15%
C000002896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class I
C000002892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Growth Fund - Class A
Average Annual Return, Percent	11.87%	10.47%	15.33%
Without Sales Load [Member] | C000002893
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%	11.79%	16.02%
Without Sales Load [Member] | C000002895
Average Annual Return [Line Items]
Average Annual Return, Percent	17.82%	10.95%	15.15%
Without Sales Load [Member] | C000002896
Average Annual Return [Line Items]
Average Annual Return, Percent	18.99%	12.06%	16.31%
Without Sales Load [Member] | C000002892
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%	11.79%	16.02%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%